Financial instruments	12 Months Ended
Dec. 31, 2021
Financial instruments [Abstract]
Financial instruments
Note 26.   Financial instruments
26.1.          Financial assets and liabilities by category
The Technip Energies Group holds the following financial assets and liabilities:
	December 31, 2021
	Analysis by category of financial instruments
(In millions of €)	Carrying amount	At fair value through profit or loss	Assets/Liabilities at amortized cost	At fair value through OCI	Level
Other non-current financial assets (excl. derivatives)	60.9	25.3	35.6	—	Level 1
Derivative financial instruments (non-current and current)	11.0	1.1	—	9.9	Level 2
Trade receivables, net	1,038.4	—	1,038.4	—
Cash and cash equivalents	3,638.6	3,638.6	—	—
TOTAL FINANCIAL ASSETS	4,748.9	3,665.0	1,074.0	9.9
Long-term debt, less current portion	594.1	—	594.1	—
Other non-current financial liabilities (excl. derivatives)	32.4	32.4	—	—	Level 3
Derivative financial instruments (non-current and current)	34.2	3.1	—	31.1	Level 2
Short-term debt	89.2	—	89.2	—
Accounts payable, trade	1,497.1	—	1,497.1	—
Other current liabilities (excl. derivatives)	108.4	108.4	—	—	Level 3
TOTAL FINANCIAL LIABILITIES	2,355.4	143.9	2,180.4	31.1

	December 31, 2020
	Analysis by category of financial instruments
(In millions of €)	Carrying amount	At fair value through profit or loss	Assets/Liabilities at amortized cost	At fair value through OCI	Level
Other financial assets (excl. derivatives)	60.2	34.3	25.9	—	Level 1
Derivative financial instruments (non-current and current)	32.1	6.2	—	25.9	Level 2
Trade receivables, net	1,059.1	—	1,059.1	—
Cash and cash equivalents	3,189.7	3,189.7	—	—
Due from TechnipFMC - Trade receivable	65.2	—	65.2	—
Due from TechnipFMC - Loans	56.6	—	56.6	—
TOTAL FINANCIAL ASSETS	4,462.9	3,230.2	1,206.8	25.9
Long-term debt, less current portion	—	—	—	—
Other non-current financial liabilities (excl. derivatives)	85.3	85.3	—	—	Level 3
Short-term debt	402.4	—	402.4	—
Derivative financial instruments (non-current and current)	11.5	1.0	—	10.5	Level 2
Accounts payable, trade	1,259.4	—	1,259.4	—
Other current liabilities (excl. derivatives)	115.7	115.7	—	—	Level 3
Due to TechnipFMC - Trade payable	73.5	—	73.5	—
Due to TechnipFMC - Loans	3.7	—	3.7	—
TOTAL FINANCIAL LIABILITIES	1,951.5	202.0	1,739.0	10.5

During the financial years 2021 and 2020, there were no transfers between Level 1 and Level 2 fair value measurements, and no transfers into or out of Level 3 fair value measurements.
Investments —The fair value measurement of quoted equity instruments is based on quoted prices that the Technip Energies Group has the ability to access in public markets.
Mandatorily redeemable financial liability — Management determined the fair value of the mandatorily redeemable financial liability using a discounted cash flow model. The key assumptions used in applying the income approach are the selected discount rates and the expected dividends to be distributed in the future to the non-controlling interest holders. Expected dividends to be distributed are based on the non-controlling interests’ share of the expected profitability of the underlying contract, the selected discount rate, and the overall timing of completion of the project. A decrease of one percentage point in the discount rate would have increased the liability by €0.7 million as of December 31, 2021. The fair value measurement is based upon significant inputs not observable in the market and is consequently classified as a Level 3 fair value measurement.
Changes in the fair value of Level 3 mandatorily redeemable financial liability liability (note 20 Other liabilities (non-current and current)) are presented in the below table. Over the periods presented, the Technip Energies Group consolidated the total results of the Yamal entities and recorded a mandatorily redeemable financial liability representing the Group’s dividend obligation.
(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
Balance at beginning of the period	201.0	239.3	356.8
Add: Expenses recognized in statement of income	182.9	177.2	377.9
Less: Settlements	(256.0)	(196.7)	(502.7)
Net foreign exchange differences	12.9	(18.8)	7.3
BALANCE AT END OF THE PERIOD	140.8	201.0	239.3
Fair value of debt — The fair values (based on Level 2 inputs) of the Technip Energies Group debt, carried at amortized cost, are presented in note 22 Debt (long and short-term).
26.2.          Derivative financial instruments
The management of the Technip Energies Group derivatives and hedge accounting was carried out centrally by TechnipFMC as of December 31, 2020, and by Technip Energies as of December 31, 2021.
For purposes of mitigating the effect of changes in exchange rates, Technip Energies holds derivative financial instruments to hedge the risks of certain identifiable and anticipated transactions and recorded assets and liabilities in the consolidated statement of financial position. The types of risks hedged are those relating to the variability of future earnings and cash flows caused by movements in foreign currency exchange rates. The Technip Energies Group's policy is to hold derivatives only for the purpose of hedging risks associated with anticipated foreign currency purchases and sales created in the normal course of business and not for trading purposes where the objective is solely or partially to generate profit.
Generally, Technip Energies enters into hedging relationships so that changes in the fair values or cash flows of the transactions being hedged are expected to be offset by corresponding changes in the fair value of the derivatives. For derivative instruments that qualify as a cash flow hedge, the effective portion of the gain or loss of the derivative, which does not include the time value component of a forward currency rate, is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. For derivative instruments not designated as hedging instruments, any change in the fair value of those instruments is reflected in earnings in the period such change occurs.
For further information on foreign currency risk exposure and management, refer to note 28 Market related exposure.
Technip Energies used the following types of derivative instruments:
Foreign exchange rate forward contracts - In general embedded derivative instruments are separated from the host contract if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to those of the host contract and the host contract is not marked-to-market at fair value. The purpose of these instruments is to hedge the risk of changes in future cash flows of highly probable purchase or sale commitments denominated in foreign currencies and recorded assets and liabilities in the consolidated statement of financial position.

As of December 31, 2021, and December 31, 2020, the Group held the following material net positions:
	December 31, 2021		December 31, 2020
	Net notional amount bought (Sold)		Net notional amount bought (Sold)
(In millions of currency )	Local currency	Euro equivalent	Local currency	Euro equivalent
Australian dollar (AUD)	5.7	3.6	217.8	134.8
Canadian dollar (CAD)	—	—	(8.0)	(5.1)
Chinese yuan renminbi (CNY)	64.0	8.8	115.4	14.5
Euro (EUR)	173.1	173.1	151.2	151.2
Indian rupee (INR)	952.3	11.3	423.8	4.7
Japanese yen (JPY)	(544.7)	(4.2)	1,488.5	11.8
Kuwaiti dinar (KWD)	6.0	17.5	1.3	3.6
Malaysian ringgit (MYR)	118.5	25.0	193.2	39.1
Mexican peso (MXN)	684.3	29.4	1,444.8	59.5
Norwegian krone (NOK)	(186.1)	(18.6)	250.0	23.6
Pound sterling (GBP)	(62.1)	(74.0)	(175.0)	(193.2)
Qatari riyal (QAR)	(8.0)	(1.9)	5.0	1.1
Russian ruble (RUB)	(492.6)	(5.8)	(561.9)	(6.2)
Saudi riyal (SAR)	(3.0)	(0.7)	—	—
Singapore dollar (SGD)	41.4	27.0	15.0	9.3
Swedish krona (SEK)	(1.5)	(0.1)	—	—
UAE dirham (AED)	—	—	(1.6)	(0.4)
U.S. dollar (USD)	(569.3)	(500.7)	(1,392.3)	(1,144.3)
Fair value amounts for all outstanding derivative instruments have been determined using available market information and commonly accepted valuation methodologies. Accordingly, the estimates presented may not be indicative of the amounts that Technip Energies would realize in a current market exchange and may not be indicative of the gains or losses Technip Energies may ultimately incur when these contracts are settled.
The following table presents the location and fair value amounts of derivative instruments reported in the consolidated statement of financial position:
	December 31, 2021		December 31, 2020
(In millions of €)	Assets	Liabilities	Assets	Liabilities
Derivatives designated as hedging instruments
Foreign exchange contracts
Current – Derivative financial instruments	6.8	30.1	20.5	6.9
Long-term – Derivative financial instruments	3.1	1.0	5.5	3.6
Total derivatives designated as hedging instruments	9.9	31.1	26.0	10.5
Derivatives not designated as hedging instruments
Foreign exchange contracts
Current – Derivative financial instruments	1.1	3.1	6.1	1.0
Long-term – Derivative financial instruments	—	—	—	—
Total derivatives not designated as hedging instruments	1.1	3.1	6.1	1.0
TOTAL DERIVATIVES	11.0	34.2	32.1	11.5
The Technip Energies Group recognized losses of €(1.5)million, and gains of €3.0 million and €0.8 million for the years ended December 31, 2021, 2020 and 2019 respectively, due to discontinuance of hedge accounting as it was probable that the original forecasted transaction would not occur. Cash flow hedges of forecasted transactions, net of tax, resulted in accumulated other comprehensive (loss)/income of €(18.3) million, €11.9 million and €(1.0) million at December 31, 2021, 2020 and 2019 respectively. The Technip Energies Group expects to transfer an approximately €(13.8) million loss from accumulated Other Comprehensive Income to earnings during the next 12 months when the anticipated transactions actually occur. All anticipated transactions currently being hedged are expected to occur by the second quarter of 2026.
The following tables present the location of gains (losses) in the consolidated statement of income related to derivative instruments designated as cash flow hedges:
	Gain (Loss) recognized in OCI (Effective Portion)
(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
Foreign exchange contracts
Other comprehensive income/(loss)	(30.7)	23.9	(1.0)

The following tables present the location of cash flow hedge gain (loss) reclassified from accumulated other comprehensive income into profit (loss):
	Gain (Loss) reclassified from accumulated OCI into profit (loss) (Effective portion)
(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
Foreign exchange contracts
Other income (expense), net	12.4	(3.4)	(5.0)

The following table presents the location of cash flow hedge gain (loss) recognized in profit (loss):
	Gain (Loss) recognized in profit (loss) (Ineffective portion and amount excluded from effectiveness testing)
(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
Foreign exchange contracts
Other income (expense), net	8.8	17.2	(18.0)

The following table presents the location of gains (losses) in the consolidated statement of income related to derivative instruments not designated as hedging instruments:
	Gain (Loss) recognized in profit (loss) on derivatives (Instruments not designated as hedging instruments)
(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
Foreign exchange contracts
Other income (expense), net	(7.1)	(2.0)	10.0

26.3.          Offsetting financial assets and financial liabilities
The Technip Energies Group executes derivative contracts with counterparties that consent to a master netting agreement, which permits net settlement of the gross derivative assets against gross derivative liabilities. Each instrument is accounted for individually and assets and liabilities are not offset. As of December 31, 2021 and 2020 the Technip Energies Group had no collateralized derivative contracts.
The following tables present both gross information and net information of recognized derivative instruments:
	December 31, 2021			December 31, 2020
(In millions of €)	Gross amount recognized	Gross amounts not offset permitted under master netting agreements	Net amount	Gross amount recognized	Gross amounts not offset permitted under master netting agreements	Net amount
Derivative assets	11.0	(7.3)	3.7	32.1	(2.8)	29.3
Derivative liabilities	34.2	(7.3)	26.9	11.5	(2.8)	8.7